Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Intangible Assets

	2020	2019	2018
Net book value of intangible assets	41,245	37,608	20,402
Provision for impairment of intangible assets	(2,126)	(429)	—

	39,119	37,179	20,402

Summary of Evolution of the Group's Intangible Assets
The evolution of the Group’s intangible assets for the years ended December 31, 2020, 2019 and 2018 is as follows:

	Service concession	Exploration rights	Other intangibles	Total
Cost	14,824	3,465	6,830	25,119
Accumulated amortization	9,180	—	5,963	15,143

Balance as of December 31, 2017	5,644	3,465	867	9,976

Cost
Increases	1,303	276	765	2,344
Translation effect	15,544	3,414	6,636	25,594
Adjustment for inflation (1)	—	—	591	591
Decreases and reclassifications	31	(248)	(100)	(317)

Accumulated amortization
Increases	1,190	—	559	1,749
Translation effect	9,740	—	6,243	15,983
Adjustment for inflation (1)	—	—	58	58
Decreases and reclassifications	—	—	(4)	(4)

Cost	31,702	6,907	14,722	53,331
Accumulated amortization	20,110	—	12,819	32,929

Balance as of December 31, 2018	11,592	6,907	1,903	20,402

Cost
Increases	1,271	4,171 (2)	705	6,147
Translation effect	18,969	5,680	7,862	32,511
Adjustment for inflation (1)	—	—	833	833
Decreases and reclassifications	(6)	(103)	181	72

Accumulated amortization
Increases	1,848	—	526	2,374
Translation effect	12,332	—	7,475	19,807
Adjustment for inflation (1)	—	—	199	199
Decreases and reclassifications	—	—	(23)	(23)

Cost	51,936	16,655	24,303	92,894
Accumulated amortization	34,290	—	20,996	55,286

Balance as of December 31, 2019	17,646	16,655	3,307	37,608

Cost
Increases	1,049	715	870	2,634
Translation effect	21,213	6,528	8,768	36,509
Adjustment for inflation (1)	—	—	1,070	1,070
Decreases and reclassifications	(1)	(10,462)	319	(10,144)

Accumulated amortization
Increases	2,659	—	769	3,428
Translation effect	14,395	—	8,358	22,753
Adjustment for inflation (1)	—	—	251	251
Decreases and reclassifications	—	—	—	—

Cost	74,197	13,436	35,330	122,963
Accumulated amortization	51,344	—	30,374	81,718

Balance as of December 31, 2020	22,853	13,436	4,956	41,245

(1)	Corresponds to adjustment for inflation of opening balances of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(2)	See Note 3.

Summary of Reconciliation of Provision for Impairment of Intangible Assets
Set forth below is the evolution of the provision for impairment of intangible assets for the years ended December 31, 2020 and 2019:

	2020	2019
Amount at beginning of year	429	—
Increase charged to profit or loss	1,399	429
Result from net monetary position (1)	152	—
Translation differences	146	—

Amount at end of year	2,126	429

(1)
Includes adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income and the adjustment for inflation of the fiscal year, which was charged to results.